Note 8 - Line of Credit and Notes Payable	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
8
 – Line of Credit
and
Notes Payable

Notes Payable

On
May 31, 2018,
the Company entered into a forbearance agreement with BOKF, NA dba Bank of Oklahoma (“Lender”) relating to the Company’s Amended and Restated Credit and Term Loan Agreement (“Credit and Term Loan Agreement”).  As the Company had previously disclosed in its
March 31, 2018
Form
10
-Q filed on
May 15, 2018,
the Company was
not
in compliance with the fixed charge ratio covenant under the Credit and Term Loan Agreement at
March 31, 2018
and had notified Lender of the covenant violation and requested a waiver.  As a result of the covenant violation, the Company was in default under the Credit and Term Loan Agreement, for which Lender had the right to exercise its rights under the Credit and Term Loan Agreement, including the right to accelerate the payment of the Company’s indebtedness to the Lender, to enforce the Lender’s security interest in the collateral under the Credit and Term Loan Agreement and to pursue collection from the Company for outstanding amounts owed under the Credit and Term Loan Agreement.

Under the forbearance agreement, which is Amendment Ten to the Credit and Term Loan Agreement, Lender agreed to delete the fixed charge ratio covenant from the Credit and Term Loan Agreement and to forbear from exercising its rights and remedies under the Credit and Term Loan Agreement through
October 31, 2018
subject to, among other things, the following terms:
●	Reducing the revolving line commitment from $5.0 million to $3.0 million;
●	Terminating the Lender’s obligation to lend or make advances under the revolving line of credit;
●	Limiting the Company’s capital expenditure to $100,000 during the forbearance period;
●	Requiring semi-monthly reporting of its borrowing base calculation; and
●	Requiring the Company to remain in compliance with the terms of the amended Credit and Term Loan Agreement.

Revolving credit and term loans created under the Credit and Term Loan Agreement were collateralized by inventory, accounts receivable, equipment and fixtures, general intangibles and a mortgage on certain property. Among other financial covenants, the Credit and Term Loan Agreement provided that the Company maintain a leverage ratio (total funded debt to EBITDA) of not
more than
2.50
to
1.0.

At
September 30, 2018,
the Company had
two
term loans outstanding under the Credit and Term Loan Agreement. The first
outstanding term loan had an outstanding balance of
$0.6
million at
September 30, 2018
and was due on
October 31, 2018,
with monthly principal payments of
$15,334
plus accrued interest. The interest rate was the prevailing
30
-day LIBOR rate plus
1.4%
(
3.66%
at
September 30, 2018)
and was reset monthly.

The
second
outstanding term loan had an outstanding balance of
$1.5
million at
September 30, 2018
and was due
October 31, 2018,
with monthly principal and interest payments of
$118,809.
The interest rate on the term loan was a fixed interest rate of
4.40%.

On
December 6, 2017,
the Company extinguished
one
of its previous term loans by paying the outstanding balance of
$2.7
million plus a prepayment penalty of
$25,000.
Subsequent to
September 30, 2018,
the Company extinguished its
two
outstanding term loans under the forbearance agreement by paying the outstanding balances of
$2.1
million.

Line of Credit

On
May 31, 2018,
the Company entered into a forbearance agreement, which is Amendment Ten to the Credit and Term Loan Agreement. This amendment changed the Revolving Line of Credit (“Line of Credit”) maturity to
October 31, 2018
and reduced the Line of Credit to
$3.0
million from
$5.0
million, while other terms of the Line of Credit remained essentially the same. At
September 30, 2018,
$0.5
million was outstanding under the Line of Credit and is reported in Notes payable
–
current portion on the consolidated balance sheet. The Line of Credit required quarterly interest payments based on the prevailing
30
-day LIBOR rate plus
2.75%
(
5.03%
at
September 30, 2018),
and the interest rate was reset monthly. Any future borrowings under the Line of Credit were due on
October 31, 2018.
Future borrowings under the Line of Credit were limited to the lesser of
$3.0
million or the net balance of
80%
of qualified accounts receivable plus
50%
of qualified inventory.

Subsequent to
September 30, 2018,
the Company extinguished its Revolving Line of Credit under the forbearance agreement by paying the outstanding balance of
$0.5
million.

The aggregate minimum maturities of notes payable and the line of credit for fiscal year
2019
is
$2,594,185
and
$0
for fiscal years
2020
through
2023
and thereafter.

As noted above, subsequent to
September 30, 2018,
the Company extinguished all of its outstanding term loans and line of credit outstanding under the forbearance agreement. Therefore, the Company is no
longer subject to the terms of the forbearance agreement and has been released from the Credit and Term Loan Agreement.

Subsequent to
September 30, 2018,
the Company entered into a new credit agreement with a different lender.  This credit agreement contains a
$2.5
million revolving line of credit and matures on
December 17, 2019.
The Line of Credit requires quarterly interest payments based on the prevailing Wall Street Journal Prime rate plus
0.75%
(
6.00%
at
December 17, 2018),
and the interest rate is reset monthly.  The new credit agreement provides that the Company maintain a fixed charge coverage ratio (net cash flow to total fixed charges) of not
less than
1.25
to
1.0.
  Future borrowings under the Line of Credit are limited to the lesser of
$2.5
million or the sum of
80%
of eligible accounts receivable and
25%
of eligible inventory.  Under these limitations, the Company’s total available Line of Credit borrowing base was
$2.5
million at the time of entering into the new credit agreement.

Fair Value of Debt

The carrying value of the Company’s variable-rate term loan approximates its fair value since the interest rate fluctuates periodically based on a floating interest rate.

The Company has determined the fair value of its fixed-rate term loan utilizing the Level
2
hierarchy as the fair value can be estimated from broker quotes corroborated by other market data. These broker quotes are based on observable market interest rates at which loans with similar terms and maturities could currently be executed. The Company then estimated the fair value of the fixed-rate term loan using cash flows discounted at the current market interest rate obtained. The fair value of the Company’s outstanding fixed rate loan was
$1.5
million as of
September 30, 2018.